Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment By Major Classification

		December 31,
	Useful Lives	2013	2012
		(in thousands)
Land and land improvements		$ 35,078	$ 34,978
Mining and other equipment and related facilities	2 - 20 Years	302,114	297,615
Mine development costs	1 - 15 Years	73,344	67,045
Coal properties	1 - 15 Years	238,975	240,368
Oil and natural gas properties		8,093	8,182
Construction work in process		17,104	5,216
Total		674,708	653,404
Less accumulated depreciation, depletion and amortization		(249,718)	(219,613)
Net		$ 424,990	$ 433,791

Oil And Natural Gas Properties Not Subject To Amortization

December 31,
	2013	2012
(in thousands)
Acquisition costs	$ 30,430	$ 32,175
Exploration costs	-	-
Development costs	-	-
Total	$ 30,430	$ 32,175

Depreciation, Depletion, And Amortization

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Depreciation expense-mining and other equipment and related facilities	$ 31,510	$ 32,685	$ 26,467
Depletion expense for coal properties (1)	5,387	5,784	5,140
Depletion expense for oil and natural gas properties	47	-	-
Amortization expense for mine development costs	2,520	2,180	3,322
Amortization expense for intangible assets	80	80	65
Amortization expense for asset retirement costs	83	545	1,331
Total	$ 39,627	$ 41,274	$ 36,325

(1) Depletion expense for the Partnership’s Utica Shale oil and natural gas properties are reclassified to Income from discontinued operations line in the consolidated statements of operations and comprehensive income due to the sale of the Partnership’s Utica shale assets as described in Note 3.